Note 12 - Related Party Transactions (Details Textual) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	9 Months Ended
	May 29, 2020	Sep. 30, 2020	Sep. 30, 2020
Payment for Management Fee			$ 100
Management Fee Expense		$ 480	$ 1,027
NexPoint Real Estate Advisors VII, L.P. [Member]
Percentage of Annual Advisory Paid Monthly			1.50%
Management Fee Expense			$ 1,000
NexPoint Real Estate Advisors VII, L.P. [Member] | Maximum [Member]
Percentage of Direct Payment of Operating Expense			2.50%
Buffalo Pointe [Member] | Contribution Agreement [Member]
Percentage of Preferred Equity Investment Current Interest Rate			6.50%
Percentage of Preferred Equity Investment Deferred Interest Rate			4.50%
Percentage of Loan to Value			84.00%
Preferred Equity Investment Maturity Date			May 01, 2030
Buffalo Pointe [Member] | Contribution Agreement [Member] | TEXAS
Percentage of Occupancy of Multifamily Property		94.30%	94.30%
Buffalo Pointe [Member] | OP [Member] | Contribution Agreement [Member]
Payments of Distributions to Affiliates	$ 10,000
Partners' Capital Account, Units, Sale of Units, Total (in shares)	564,334.09
Book Value Of Common Stock Per Share (in dollars per share)	$ 17.72